Business Segments - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information
Interest and dividend income	$ 913,783	$ 716,939	$ 646,858
Interest expense	104,937	67,701	59,100
Net interest income	808,846	649,238	587,758
Provision for loan losses	51,111	44,424	30,908
Mortgage income	63,570	83,853	80,662
Title revenue	21,972	22,213	22,837
Other non-interest income	125,498	127,755	116,894
Allocated expenses	0	0	0
Non-interest expense	675,896	566,665	570,305
Income before income tax expense	292,879	271,970	206,938
Income tax expense	150,466	85,193	64,094
Net income	142,413	186,777	142,844
Total loans and loans held for sale, net of unearned income	20,213,097	15,222,012	14,493,675
Total assets	27,904,129	21,659,190	19,504,068
Total deposits	21,466,717	17,408,283	16,178,748
Average assets	24,480,656	20,321,234	18,402,706
Operating Segments | IBERIABANK
Segment Reporting Information
Interest and dividend income	906,521	707,676	639,793
Interest expense	104,937	64,068	56,222
Net interest income	801,584	643,608	583,571
Provision for loan losses	51,200	44,336	30,908
Mortgage income	0	405	966
Title revenue	0	0	0
Other non-interest income	125,552	127,751	116,903
Allocated expenses	(13,293)	(13,972)	(16,253)
Non-interest expense	585,355	484,099	495,158
Income before income tax expense	303,874	257,301	191,627
Income tax expense	156,407	79,565	58,006
Net income	147,467	177,736	133,621
Total loans and loans held for sale, net of unearned income	20,028,840	15,004,360	14,305,663
Total assets	27,672,906	21,319,267	19,220,085
Total deposits	21,462,776	17,402,742	16,173,831
Average assets	24,228,436	19,959,261	18,146,216
Operating Segments | IMC
Segment Reporting Information
Interest and dividend income	7,260	9,261	7,062
Interest expense	0	3,633	2,878
Net interest income	7,260	5,628	4,184
Provision for loan losses	(89)	88	0
Mortgage income	63,570	83,448	79,696
Title revenue	0	0	0
Other non-interest income	(42)	4	(2)
Allocated expenses	10,041	10,686	12,036
Non-interest expense	73,587	65,133	57,784
Income before income tax expense	(12,751)	13,173	14,058
Income tax expense	(5,771)	5,023	5,581
Net income	(6,980)	8,150	8,477
Total loans and loans held for sale, net of unearned income	184,257	217,652	188,012
Total assets	208,710	315,057	256,888
Total deposits	3,941	5,541	4,917
Average assets	229,364	335,913	230,819
Operating Segments | LTC
Segment Reporting Information
Interest and dividend income	2	2	3
Interest expense	0	0	0
Net interest income	2	2	3
Provision for loan losses	0	0	0
Mortgage income	0	0	0
Title revenue	21,972	22,213	22,837
Other non-interest income	(12)	0	(7)
Allocated expenses	3,252	3,286	4,217
Non-interest expense	16,954	17,433	17,363
Income before income tax expense	1,756	1,496	1,253
Income tax expense	(170)	605	507
Net income	1,926	891	746
Total loans and loans held for sale, net of unearned income	0	0	0
Total assets	22,513	24,866	27,095
Total deposits	0	0	0
Average assets	$ 22,856	$ 26,060	$ 25,671